Pension And Other Postretirement Employee Benefits (OPEB) Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 79	$ 86	$ 20
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 2,252	2,454	2,271
Actual return (loss) on assets		(103)	263
Employer contributions	3	54	68	9
Participant contributions
Benefits paid		(153)	(148)
Fair value of assets at end of year		2,252	2,454	2,271
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 141	161	179
Actual return (loss) on assets		(4)	12
Employer contributions		25	18	11
Participant contributions		15	15
Benefits paid		(56)	(63)
Fair value of assets at end of year		$ 141	$ 161	$ 179